SIGNIFICANT ACCOUNTING POLICIES - Captial Advance receivable, net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
CA receivable, gross, beginning balance	$ 67,682	$ 60,636
CA extended to customers	104,381	48,513
Revenue earned in the period but not collected	901	587
Revenue collected in the period but not earned	(782)	(656)
CA collected from customers	(97,638)	(74,897)
Exchange rate adjustments	(627)	(445)
Charge-offs, net of recoveries	(292)	(248)
CA receivable, gross, ending balance	73,625	33,490
Allowance for CA losses, March 31, 2021	(1,593)	(1,080)	$ (1,587)	$ (900)
CA receivable, net, March 31, 2021	$ 72,032	$ 32,410	$ 66,095	$ 59,736